INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Interests in Other Entities [Abstract]
Disclosure of investments

	As at December 31
(In millions of dollars)	2018	2017

Investments in:
Publicly traded companies	1,051	1,465
Private companies	145	167
Investments, measured at FVTOCI	1,196	1,632
Investments, associates and joint ventures	938	929

Total investments	2,134	2,561

Disclosure of interests in joint ventures
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2018	2017

Current assets	489	515
Long-term assets	3,303	3,269
Current liabilities	(740)	(1,184)
Long-term liabilities	(1,258)	(825)

Total net assets	1,794	1,775

Our share of net assets	935	927

Revenue	1,903	1,706
Expenses	(1,902)	(1,686)

Net income	1	20

Our share of net income	—	14

Disclosure of interests in associates
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2018	2017

Current assets	489	515
Long-term assets	3,303	3,269
Current liabilities	(740)	(1,184)
Long-term liabilities	(1,258)	(825)

Total net assets	1,794	1,775

Our share of net assets	935	927

Revenue	1,903	1,706
Expenses	(1,902)	(1,686)

Net income	1	20

Our share of net income	—	14